Accrued Liabilities, Detail (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,588	$ 4,225
Vessels’ operating and voyage expenses	4,223	1,808
Commissions	176	139
Interest on derivatives and other finance expenses	511	566
General and administrative expenses	97	145
Total	$ 6,595	$ 6,883